Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Trade and other receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2023	2022	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	83,840	78,519	-	-
Other accounts receivable	13,179	6,789	-	-
Accounts receivable from Parent company and affiliates, note 22	1,973	1,858	-	-
Funds restricted to tax payments	1,322	244	-	-
Interest receivable	1,091	1,163	-	-
Loans to employees	1,061	676	-	-
Loans granted	1,014	1,001	-	-
Other receivables from sale of fixed assets	82	215	-	-
Allowance for expected credit losses (d) and (e)	(9,014)	(7,433)	-	-
Financial assets classified as receivables (e)	94,548	83,032	-	-
Value-added tax credit	5,140	18,459	1,193	1,874
Claim to the SUNAT (c)	-	-	29,559	29,559
Other accounts receivable	-	-	12,645	12,110
Tax refund receivable	-	-	9,034	9,034
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	5,140	18,459	43,397	43,543
	99,688	101,491	43,397	43,543

(b)	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.

(c)	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.

Company has made, under protest, payments of the debts arbitrarily placed in collection. These payments as of December 31, 2023 and 2022 amount to S/29,559,000. To date, the Company has initiated the corresponding legal actions to recover said payments and in the opinion of Management and its external legal advisors, it has a high probability of obtaining a favorable result.

(d)	The movement of the allowance for expected credit losses is as follows:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Opening balance	16,467	14,573	14,358
Additions, note 19	1,707	1,972	563
Recoveries	(126)	(78)	(348)
Ending balance	18,048	16,467	14,573

As of December 31, 2023, the additions include S/1,707,000 related to the provision for expected credit losses for trade receivables (S/1,972,000 and S/563,000 as of December 31, 2022 and 2021, respectively), which are presented in the caption “selling and distribution expenses” on the consolidated statement of profit and loss, see note 19.

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2023 and 2022, is as follows:

As of December 31,		Neither past due nor	Past due but not impaired
2023	Total	impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.7%	0.2%	1.0%	0.8%	7.6%	20.5%	64.4%
Carrying amount 2023	103,562	62,120	20,566	4,525	2,435	1,195	12,721
Expected credit loss	9,014	147	206	37	186	245	8,193

As of December 31,		Neither past due nor	Past due but not impaired
2022	Total	impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.2%	0.1%	1.5%	3.5%	2.1%	-	59.4%
Carrying amount 2022	90,465	63,676	8,538	3,807	2,573	-	11,871
Expected credit loss	7,433	64	124	135	55	-	7,055